Annual Total Returns - Calvert World Values Fund, Inc. - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Calvert Emerging Markets Advancement Fund
Prospectus [Line Items]
Annual Return [Percent]	38.04%	10.86%	11.40%	(15.36%)	0.04%	15.12%
Calvert Emerging Markets Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	36.47%	6.03%	4.48%	(22.76%)	(7.65%)	24.56%	22.41%	(15.56%)	44.20%	6.55%
Calvert International Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	19.28%	1.21%	15.34%	(19.19%)	12.00%	17.65%	30.69%	(11.48%)	21.25%	(3.85%)
Calvert International Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	13.50%	(1.75%)	12.70%	(26.86%)	13.60%	13.73%	25.79%	(14.80%)	37.91%	0.66%